Shareholders' Equity (Warrants Outstanding to Purchase Common Stock) (Details)					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Aug. 25, 2011	May 20, 2007	Jul. 20, 2005	Dec. 31, 2012 Investor warrants expiring April 30, 2015 [Member]		Dec. 31, 2011 Investor warrants expiring April 30, 2015 [Member]	Dec. 31, 2012 Investor warrants expiring March 29, 2016 [Member]		Dec. 31, 2011 Investor warrants expiring March 29, 2016 [Member]
Class of Warrant or Right [Line Items]
Common shares issuable upon exercise of outstanding warrants	18,035				13,337	[1]	13,337	4,698	[2]	4,698
Exercise Price In CAD Dollars		1.44	2.05	1.75	1.44	[1]	1.44	1.44	[2]	1.44
Expiration Date					Apr. 30, 2015			Mar. 29, 2016

[1]	(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement ("Private Placement") of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a "Warrant"). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.
[2]	(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant (a "Warrant"). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.